Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) - Percentages of Sales to Largest Customers - Sales Revenue, Goods, Net [Member] - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Smart Energy Today [Member]
Concentration Risk [Line Items]
Percentage of sales	30.40%	13.50%	13.30%	13.50%
WDC Solar, Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales	0.00%	14.70%	12.00%	14.70%
JCF Wholesale [Member]
Concentration Risk [Line Items]
Percentage of sales	0.00%	10.60%	8.70%	10.60%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales			5.90%	6.90%
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Percentage of sales			1.30%	52.80%